Intangible Assets and Goodwill - Intangible Asset Amortization Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2023	Jul. 03, 2022	Jul. 02, 2023	Jul. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 79	$ 89	$ 160	$ 182	$ 348	$ 414	$ 415
Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	53	48	94	98	$ 187	$ 213	$ 197
Other
Acquired Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 26	$ 41	$ 66	$ 84